Going Concern (Details Narrative) - USD ($)	Nov. 30, 2017	Aug. 31, 2017
Going Concern Narrative Details
Working capital deficit	$ (2,352,363)	$ (2,273,317)
Accumulated deficit	(4,927,014)	(4,762,826)
Net Loss From Inception	$ (4,927,014)	$ (4,762,826)